Consolidated Statement of Comprehensive Income (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Consolidated Statement of Comprehensive Income
Net income	$ 159,158	$ 231,315	$ 60,788
Net change in accumulated other comprehensive income
Net change in marketable equity securities and equity method investments			(10,134)
Comprehensive income	159,158	231,315	50,654
Less: Comprehensive income attributable to noncontrolling interests	(23,084)	(21,768)	(25,083)
Comprehensive income attributable to U.S. Cellular shareholders	$ 136,074	$ 209,547	$ 25,571